Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables and other current liabilities
13.1 TRADE AND OTHER PAYABLES

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Fixed assets payables	—	173
Accrued expenses - clinical trials	14,373	11,369
Other trade payables	4,766	6,695
Total trade and other payables	19,139	18,237
Trade payables are not discounted, as none of the amounts has a maturity date above one year.

The €3.0 million increase of accrued expenses in clinical studies is mainly related to progress of 312 study involving CRO services not invoiced yet (€3.0 million). Accruals related to NANORAY-1100 study remain stable further to change of costs estimate methodology from €3.4 million as per December 31, 2023 to €3.5 million as per june 30, 2024 (see note 3.2 clinical trial studies).

The €1.9 million decrease of other trade payables is mainly due to services provided by our CRO for the NANORAY-312 study, whose debt decreased from €2.6 million as of December 31, 2023 to €0.5 million as of June 30, 2024 due to the settlement of invoices that had reached their due date.

Fixed Assets Payables amounting to €0.2 million at the end of December 2023 related to the purchase of a reactor for the laboratory in Paris.

13.2 OTHER CURRENT LIABILITIES

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Tax liabilities	716	451
Payroll tax and other payroll liabilities	5,813	6,928
Other payables	743	247
Other current liabilities	7,271	7,627
Payroll tax and other payroll liabilities primarily consist of payroll taxes and social charges, namely the employer withholdings relating to free shares, as well as accrued bonuses, vacation day accruals and related social charges. Payroll tax and other payroll liabilities have decreased by €1.1 million during the first half of 2024, mainly due to the payment in the first half of bonuses payable accrued at the previous year-end for €1 million.

The other payables have increased in other debts mainly explained by the prepayment invoiced to Janssen in connection with batches supplies for €0.5 million which Janssen has paid in advance.

13.3 DEFERRED REVENUES AND CONTRACT LIABILITIES

Current contract liabilities

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Deferred income	106	128
Contract liabilities - Current	24,381	18,100
Deferred income and current contract liabilities	24,487	18,228

Deferred revenues and contract liabilities as of June 30, 2024, mainly consists of current contract liabilities related to the unrecognized revenue of €6.3 million under the Janssen agreement, which will be recognized overtime according to the completion of R&D services in the future, in accordance with IFRS 15 and LianBio upfront payment of €18.1 million accounted for in accordance with IFRS 15 (See Note 15 Revenues and other income).

The amount of LianBio contract liability has not changed during the six months ended June 30, 2024; however, it had been increased by €1.6 million from €16.5 million as of December 31, 2022, up to €18.1 million as of December 31, 2023, due to the fair value revaluation that took place further to the novation agreement signed in December 2023 relating to the Asia Licensing Agreement. The initial payment received in 2021 from LianBio was €16.5 million.
Non current contract liabilities

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Non-current contract liabilities	7,411	—
Non-current contract liabilities	7,411	—

Non-current contract liabilities as of June 30, 2024, mainly consists of non-current contract liabilities related to the unrecognized revenue of €7.4 million under the Janssen agreement, which will be recognized overtime according to the completion of R&D services in the future, in accordance with IFRS 15.